Note 18 Reconciliation Of Changes In Goodwill (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		€ 795	€ 707	€ 818
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		(95)	88	41
Impairment loss recognised in profit or loss, goodwill		0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill				(152)
Goodwill at end of period		700	795	707
MEXICO
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		623	559	504
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		(82)	64	55
Impairment loss recognised in profit or loss, goodwill		0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill				0
Goodwill at end of period		541	623	559
TURKEY
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	[1]	0	0	152
Additional recognition, goodwill	[1]	0	0	0
Increase (decrease) through net exchange differences, goodwill	[1]	0	0	0
Impairment loss recognised in profit or loss, goodwill	[1]	0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill	[1]	0	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	[1]			(152)
Goodwill at end of period	[1]	0	0	0
COLOMBIA
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		143	118	134
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		(11)	25	(16)
Impairment loss recognised in profit or loss, goodwill		0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill				0
Goodwill at end of period		132	143	118
CHILE
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		24	25	24
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		(1)	(1)	1
Impairment loss recognised in profit or loss, goodwill		0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill				0
Goodwill at end of period		23	24	25
Other Countries [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period		5	5	4
Additional recognition, goodwill		0	0	0
Increase (decrease) through net exchange differences, goodwill		(1)	0	1
Impairment loss recognised in profit or loss, goodwill		0	0	0
Increase Decrease Through Companies In The Process Of Sale Goodwill		0	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill				0
Goodwill at end of period		€ 4	€ 5	€ 5

[1]	(1) As a result of the application of IAS 29, as indicated in Note 2.2.18, the book value of the Turkish CGU exceeded the existing recoverable value, so on January 1, 2022 the goodwill as well as other intangible assets assigned to the Turkish CGU were derecognized.